Virtus Dynamic Alphasector Fund
Virtus Dynamic AlphaSectorSM Fund
Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 193 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 57 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Virtus Dynamic Alphasector Fund	Class A		Class B		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	[1]	5.00%	[2]	1.25%	[2]	none
[1]	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder's fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.
[2]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Virtus Dynamic Alphasector Fund		Class A Shares	Class B Shares	Class C Shares	Class I Shares
Management Fees	[1][2]	1.89%	1.89%	1.89%	1.89%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	1.00%	none
Dividends on Short Sales and Interest Expense	[2]	0.64%	0.64%	0.64%	0.64%
Remainder of Other Expenses	[2]	0.42%	0.42%	0.42%	0.42%
Total Other Expenses		1.06%	1.06%	1.06%	1.06%
Acquired Fund Fees and Expenses	[3]	0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	[2]	3.40%	4.15%	4.15%	3.15%
[1]	Management Fees exceed the contractual percentage rate because the Advisory Agreement, as amended, calculates fees based on Managed Assets rather than based on net assets although the table shows the percentage rate as applied to net assets. Managed Assets means the total assets of the fund, including any assets attributable to borrowings, minus the fund’s accrued liabilities other than such borrowings. In the future, performance fee adjustments may increase or decrease the management fee by up to +/- 1.00% of the average net assets of the fund during a rolling 36-month period (or cumulative period since the implementation of the principal investment management changes).
[2]	Restated to reflect current fees and expenses.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after seven years. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Virtus Dynamic Alphasector Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	898	1,560	2,243	4,048
Class B	817	1,461	2,120	4,174
Class C	517	1,261	2,120	4,331
Class I	318	971	1,649	3,457

Expense Example, No Redemption Virtus Dynamic Alphasector Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	898	1,560	2,243	4,048
Class B	417	1,261	2,120	4,174
Class C	417	1,261	2,120	4,331
Class I	318	971	1,649	3,457

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells shares of exchange-traded funds (“ETFs”) or securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 165% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies
The fund seeks to achieve its investment objective by taking long and short positions in ETFs and/or stocks representing the nine primary sectors of the S&P® 500 Index. The primary sectors of the S&P 500® Index are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary, quantitative model that seeks to evaluate trends within each sector by adjusting for changing levels of volatility in the market.

The fund intends to employ leverage in the form of borrowing on its long positions in circumstances where the fund has determined to take long positions representing four or more sectors. The fund intends to take short positions in sectors projected to have negative absolute performance, up to approximately 5.5% of the fund’s net assets, for each such sector. In the event that all nine sectors are projected to have negative absolute performance, the fund may take short positions worth up to 50% of the fund’s net assets, with the remainder of the fund’s assets remaining in cash and cash equivalents.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any ETFs in which the fund invests. The principal risks of investing in the fund are:
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods.
  Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.
  Leverage Risk. The risk that the value of the fund’s shares will be more volatile or that the fund will incur a loss greater than the fund’s investment in a given security when leverage is used.
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Model Portfolio Risk. The risk that investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the fund to achieve positive returns or outperform the market.
  Portfolio Turnover Risk. The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on fund performance.
  Sector Focused Investing Risk. The risk events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent the fund invests a significant portion of its portfolio in ETF representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.
  Short Sales Risk. The risk that a fund may experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.
  U.S. Government Securities Risk. The risk that the U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter: Q1/2009: 5.86%	Worst Quarter: Q3/2011: -6.00%

Average Annual Total Returns (for the periods ended 12/31/12; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns Virtus Dynamic Alphasector Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	0.56%	(1.96%)	(1.35%)
Class A Return After Taxes on Distributions	0.07%	(2.13%)	(1.52%)
Class A Return After Taxes on Distributions and Sale of Fund Shares	0.04%	(1.73%)	(1.20%)
Class B	1.88%	(1.78%)	(1.52%)
Class C	5.94%	(1.55%)	(1.50%)
Class I	7.20%			(1.34%)	Oct. 01, 2009
Class I S&P 500® Index (reflects no deduction for fees, expenses or taxes)				12.89%
Class I Citigroup 90-Day Treasury Bill Index (reflects no deduction for fees, expenses or taxes)				2.56%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Citigroup 90-Day Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	8.30%	2.05%	2.50%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The Citigroup 90-Day Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The 90-Day Treasury Bill Index is an average of the last three three-month Treasury bill issues. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.